ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

4.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	November 30, 2021	May 31, 2021

Accrued salaries and related expenses	$351,021	$672,455
Accrued sales and marketing expense	2,067,913	539,810
Accrued professional fees	181,066	75,000
Accrued income tax	2,678,991	256,286
Accrued overdraft liabilities	5,065,419	790,364
Accrued interest expense	249,557	-
Other accrued expenses and current liabilities	116,039	50,000
	$10,710,006	$2,383,915

6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following at May 31, 2021 and 2020:

	May 31, 2021	May 31, 2020

Accrued salaries and related expenses	$672,455	$145,165
Accrued sales and marketing expense	539,810	116,500
Accrued professional fees	75,000	117,040
Accrued income tax	256,286	-
Accrued overdraft liabilities	790,364	97,519
Other accrued expenses and current liabilities	50,000	3,142,992
	$2,383,915	$3,619,216